SIM INCOME FUND
Schedule of Investments			January 31, 2022 (unaudited)
				Shares	Fair Value
97.90%	MUTUAL FUNDS
68.66%	AGGREGATE BOND
DFA Investment Grade Portfolio
	Institutional Class . . . . . . . . . .	. .	. . . . . .	. 296,250. .	$ 3,315,038
20.90%	FOREIGN AGGREGATE BOND
DFA Five-Year Global Fixed Income
	Portfolio Institutional Class . . .	. . .	. . . . . . 66,000.		695,640
DFA Short-Duration Real Return Portfolio
	Institutional Class . . . . . . . . . .	. .	. . . . . .30,000. . .		313,500
1,009,140
8.34%	GOVERNMENT INTERMEDIATE
DFA Intermediate Government Fixed
	Income Portfolio Institutional Class		. . . . .	11,750	145,935
DFA Short-Term Government Portfolio
	Institutional Class . . . . . . . . . .	. .	. . . . . . 24,900. . .		256,719
402,654
97.90%	TOTAL MUTUAL FUNDS . . . . . .	. . . .	. . . . . . . . . . . .		. . 4,726,832. . . . . . .

97.90%	TOTAL INVESTMENTS . . . . . . . .	. . . .	. . . . . . . . . . . . .		. . 4,726,832. . . . . .
2.10%	Other assets, net of liabilities . . .	. . . .	. . . . . . . . . . . . .		. . 101,398. . . . . .
100.00%	NET ASSETS . . . . . . . . . . . . . . . . .		. . . . . . . . .
		. . . .			.$ .4,828,230. . . . . . . .

* Effective 7 day yield as of January 31, 2022

See Notes to Financial Statements

In accordance with U. .S. . GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. . Various inputs are used in determining the value of a Fund’s investments.. U..S.. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. . Level 1 includes quoted prices in active markets for identical securities.. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc..).. Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)..

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QUARTERLY REPORT

SIM INCOME FUND

Schedule of Investments - continued	January 31, 2022 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities..

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2022:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks . . . . . . . .	.$ 4,726,832. .	$—	$—	$4,726,832
Total Investments . . . . . . .
	.$ 4,726,832. .	$—	$—	$4,726,832

The Fund held no Level 3 securities at any time during the period..

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2022..

At January 31, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.. Cost of securities for Federal income tax purpose is $4,745,758 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . . .	.$ . .22,309
Gross unrealized depreciation . . . . .	. . .(41,235)
Net unrealized appreciation . . . . . . . .
. $. . (18,926)

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QUARTERLY REPORT